Stockholders' Deficit - Stockholders' Deficit - Schedule of Outstanding Warrants to Purchase Shares of Common Stock by Exercise Price (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected warrant term (years)	5 years 8 months 12 days	5 years 8 months 12 days
Expected volatility	67.90%	67.90%
Risk-free rate of return	4.30%	4.30%
Expected annual dividend yield	0.00%	0.00%
Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected warrant term (years)			5 years	5 years 7 months 6 days
Expected volatility			60.20%	62.30%
Risk-free rate of return			4.00%	3.60%
Expected annual dividend yield			0.00%	0.00%